OTHER INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSES), NET
NOTE 16 - OTHER INCOME (EXPENSES), NET

Other income (expenses) is summarized as follows:

	Year ended December 31,
	2022	2021	2020
Interest expense to related parties (see Note 11)	$(28)	$(83)	$(171)
Interest expense and other bank charges	(350)	(801)	(901)
Interest income	121	24	178
Foreign currency gain (loss)	723	60	(254)
Gain from sale of Mesh shares (see Note 5)	-	186	-
Loss from investment in I-SEC Korea (see Note 5)	(131)	-	-
Loss from QDD (see Note 3)	(218)	-	-
Other income (expense)	(4)	77	(140)
Total other income (expense), net	$113	$(537)	$(1,288)